Long-term debt - Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2025	$ 491,733
2026	1,193,957
2027	458,328
2028	242,592
2029	878,743
Thereafter	3,467,475
Total	$ 6,732,828